Fair Values Schedule of Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Book Value Of Impaired Loans Carried At Fair Value	$ 11,783	$ 19,643
Partial Charge-Offs On Impaired Loans carried at Fair Value	10,512	19,731
Impaired Financing Receivable, Related Allowance	4,191	3,660
Impaired loans carried at fair value	9,496	16,963
Impaired Financing Receivable, loans not held at Fair Value, Recorded Investment	68,881	54,069
Partial Charge-offs on Impaired Loans carried at Cost	18,193	12,749
impaired Financing Receivable, loans not held at Fair Value, Carrying Amount	66,977	53,089
Recorded investment	80,664	73,712	$ 112,315
Partial charge-offs on impaired loans	28,705	32,480
Individually evaluated for impairment	4,191	3,660
Impaired Financing Receivable, Carrying Value	76,473	70,052
Financing Receivable, not collateral dependent [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	1,904	980
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	$ 2,287	$ 2,680